UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     EAC Management LP

Address:  654 Madison Avenue, Suite 801
          New York, New York 10065


13F File Number: 28-11106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Mike Donatelli
Title:    Managing Member, General Partner
Phone:    (212) 500-2812


Signature, Place and Date of Signing:

/s/ Mike Donatelli               New York, New York           November 8, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  37

Form 13F Information Table Value Total:  $202,492
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form            13F File Number                     Name

NONE


                                                     FORM 13F INFORMATION TABLE


                               TITLE OF               VALUE        SHRS OR  SH/ PUT/   INVSMT   OTHER         VOTING AUTHORITY
NAME OF ISSUER                 CLASS      CUSIP       (X$1000)     PRN AMT  PRN CALL   DSCRTN   MNGRS   SOLE        SHARED     NONE



ACCREDITED HOME LENDRS HLDG    COM        00437P107      712        61,000  SH         SOLE     NONE       61,000
ALCAN INC                      COM        013716105    3,213        32,100  SH         SOLE     NONE       32,100
ALLIANCE DATA SYSTEMS CORP     COM        018581108    1,162        15,000  SH         SOLE     NONE       15,000
ALLTEL CORP                    COM        020039103    2,438        34,991  SH         SOLE     NONE       34,991
ARCHSTONE SMITH TR             COM        039583109   44,161       734,300  SH         SOLE     NONE      734,300
ARROW INTL INC                 COM        042764100    5,231       114,991  SH         SOLE     NONE      114,991
AVAYA INC                      COM        053499109    7,070       416,865  SH         SOLE     NONE      416,865
BAUSCH & LOMB INC              COM        071707103    3,552        55,500  SH         SOLE     NONE       55,500
C D W CORP                     COM        12512N105    6,311        72,374  SH         SOLE     NONE       72,374
CATALINA MARKETING CORP        COM        148867104    3,077        95,000  SH         SOLE     NONE       95,000
CERIDIAN CORP NEW              COM        156779100    3,821       110,000  SH         SOLE     NONE      110,000
CHAPARRAL STL CO DEL           COM        159423102    1,720        20,000      CALL   SOLE     NONE       20,000
DJO INCORPORATED               COM        23325G104      246         5,000  SH         SOLE     NONE        5,000
DADE BEHRING HLDGS INC         COM        23342J206    1,145        15,000  SH         SOLE     NONE       15,000
DOBSON COMMUNICATIONS CORP     CL A       256069105    1,279       100,000  SH         SOLE     NONE      100,000
EDWARDS AG INC                 COM        281760108    2,359        27,700  SH         SOLE     NONE       27,700
FLORIDA ROCK INDS INC          COM        341140101    2,143        34,300  SH         SOLE     NONE       34,300
HARMAN INTL INDS INC           COM        413086109      839         9,700  SH         SOLE     NONE        9,700
HILTON HOTELS CORP             COM        432848109   54,923     1,181,400  SH         SOLE     NONE    1,181,400
INTL SECS EXCHANGE HLDGS INC   CL A       46031W204      332         5,000  SH         SOLE     NONE        5,000
JAMES RIV GROUP INC            COM        470359100      569        17,569  SH         SOLE     NONE       17,569
KEYSTONE AUTOMOTIVE INDS INC   COM        49338N109      557        11,669  SH         SOLE     NONE       11,669
KYPHON INC                     COM        501577100    3,850        55,000  SH         SOLE     NONE       55,000
LAIDLAW INTL INC               COM        50730R102    4,364       123,800  SH         SOLE     NONE      123,800
LAMSON & SESSIONS CO           COM        513696104    2,084        77,300  SH         SOLE     NONE       77,300
MERIDIAN GOLD INC              COM        589975101    3,145        95,000  SH         SOLE     NONE       95,000
MYERS INDS INC                 COM        628464109    4,436       223,800  SH         SOLE     NONE      223,800
NUVEEN INVTS INC               CL A       67090F106      619        10,000  SH         SOLE     NONE       10,000
PLAYTEX PRODS INC              COM        72813P100    9,390       513,100  SH         SOLE     NONE      513,100
RARE HOSPITALITY INTL INC      COM        753820109   11,160       292,837  SH         SOLE     NONE      292,837
REPUBLIC PROPERTY TR           COM        760737106      440        30,000  SH         SOLE     NONE       30,000
RYERSON INC                    COM        78375P107      520        15,400  SH         SOLE     NONE       15,400
SLM CORP                       COM        78442P106      497        10,000      CALL   SOLE     NONE       10,000
STATION CASINOS INC            COM        857689103      271         3,100  SH         SOLE     NONE        3,100
3COM CORP                      COM        885535104      302        61,100  SH         SOLE     NONE       61,100
TRIBUNE CO NEW                 COM        896047107    2,197        80,399  SH         SOLE     NONE       80,399
WILLIAMS SCOTSMAN INTL INC     COM        96950G102   12,357       445,958  SH         SOLE     NONE      445,958


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